Loans and Leases	12 Months Ended
Dec. 31, 2012
Loans and Leases

Note 6 – Loans and Leases

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31,
(In Millions)	2012	2011
Commercial
Commercial and Institutional	$7,468.5	$6,918.7
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035.0	978.8
Non-U.S.	1,192.3	1,057.5
Other	341.6	417.6

Total Commercial	12,897.2	12,354.3

Personal
Residential Real Estate	10,375.2	10,708.9
Private Client	6,130.1	5,651.4
Other	102.0	349.3

Total Personal	16,607.3	16,709.6
Total Loans and Leases	$29,504.5	$29,063.9
Allowance for Credit Losses Assigned to Loans and Leases	(297.9)	(294.8)

Net Loans and Leases	$29,206.6	$28,769.1

Residential real estate loans consist of conventional home mortgages and equity credit lines that generally require a loan to collateral value of no more than 65% to 80% at inception. Northern Trust’s equity credit line products have draw periods of up to 10 years and a balloon payment of any outstanding balance is due at maturity. Payments are interest only with variable interest rates. Northern Trust does not offer equity credit lines that include an option to convert the outstanding balance to an amortizing payment loan. As of December 31, 2012 and 2011, equity credit lines totaled $2.3 billion and $2.6 billion, respectively, and equity credit lines for which the first liens were held by Northern Trust at those dates represented 86% of the respective totals.

Included within the non-U.S., commercial-other, and personal-other classes are short duration advances, primarily related to the processing of custodied client investments, that totaled $1.5 billion and $1.6 billion at December 31, 2012 and 2011, respectively. Demand deposits reclassified as loan balances totaled $224.7 million and $191.6 million at December 31, 2012 and 2011, respectively. Loans classified as held for sale totaled $11.7 million at December 31, 2012 and $9.3 million at December 31, 2011.

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31,
(In Millions)	2012	2011
Direct Finance Leases:
Lease Receivable	$239.2	$156.3
Residual Value	162.2	149.2
Initial Direct Costs	3.5	2.9
Unearned Income	(43.5)	(44.1)

Investment in Direct Finance Leases	$361.4	$264.3

Leveraged Leases:
Net Rental Receivable	559.9	326.0
Residual Value	297.9	622.7
Unearned Income	(184.2)	(234.2)

Investment in Leveraged Leases	$673.6	$714.5

Lease Financing, net	$1,035.0	$978.8

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2013	$48.6
2014	45.7
2015	39.5
2016	29.1
2017	26.7

Credit Quality Indicators. Credit quality indicators are statistics, measurements or other metrics that provide information regarding the relative credit risk of loans and leases. Northern Trust utilizes a variety of credit quality indicators to assess the credit risk of loans and leases at the segment, class, and individual credit exposure levels.

As part of its credit process, Northern Trust utilizes an internal borrower risk rating system to support identification, approval, and monitoring of credit risk. Borrower risk ratings are used in credit underwriting, management reporting, and the calculation of credit loss allowances and economic capital.

Risk ratings are used for ranking the credit risk of borrowers and the probability of their default. Each borrower is rated using one of a number of ratings models, which consider both quantitative and qualitative factors. The ratings models vary among classes of loans and leases in order to capture the unique risk characteristics inherent within each particular type of credit exposure. Provided below are the significant performance indicator attributes considered within Northern Trust’s borrower rating models, by loan and lease class.

•	Commercial and Institutional: leverage, profit margin, liquidity, return on assets, asset size, and capital levels;
•

Commercial Real Estate: debt service coverage and leasing status for income-producing properties; loan-to-value and loan-to-cost ratios, leasing status, and guarantor support for loans associated with construction and development properties;

•	Lease Financing and Commercial-Other: leverage and profit margin levels;
•	Non-U.S.: entity type, liquidity, size, and leverage;
•	Residential Real Estate: payment history, credit bureau scores, and cash flow-to-debt and net worth ratios;
•	Private Client: cash flow-to-debt and net worth ratios, leverage, and profit margin levels; and
•	Personal-Other: cash flow-to-debt and net worth ratios.

While the criteria vary by model, the objective is for the borrower ratings to be consistent in both the measurement and ranking of risk. Each model is calibrated to a master rating scale to support this consistency. Ratings for borrowers not in default range from “1” for the strongest credits to “7” for the weakest non-defaulted credits. Ratings of “8” or “9” are used for defaulted borrowers. Borrower risk ratings are monitored and are revised when events or circumstances indicate a change is required. Risk ratings are validated at least annually.

Loan and lease segment and class balances at December 31, 2012 and 2011 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9” (watch list), categories.

	DECEMBER 31, 2012				DECEMBER 31, 2011
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$4,291.8	$3,040.6	$136.1	$7,468.5	$3,681.8	$3,029.1	$207.8	$6,918.7
Commercial Real Estate	888.6	1,710.9	260.3	2,859.8	1,247.1	1,467.2	267.4	2,981.7
Lease Financing, net	647.1	382.3	5.6	1,035.0	547.7	422.3	8.8	978.8
Non-U.S.	542.7	646.6	3.0	1,192.3	519.0	527.3	11.2	1,057.5
Other	167.2	174.4	–	341.6	241.4	176.2	–	417.6

Total Commercial	6,537.4	5,954.8	405.0	12,897.2	6,237.0	5,622.1	495.2	12,354.3

Personal
Residential Real Estate	3,003.3	6,868.2	503.7	10,375.2	2,777.1	7,501.0	430.8	10,708.9
Private Client	3,741.3	2,365.4	23.4	6,130.1	3,390.6	2,245.9	14.9	5,651.4
Other	50.0	52.0	–	102.0	162.3	187.0	–	349.3

Total Personal	6,794.6	9,285.6	527.1	16,607.3	6,330.0	9,933.9	445.7	16,709.6

Total Loans and Leases	$13,332.0	$15,240.4	$932.1	$29,504.5	$12,567.0	$15,556.0	$940.9	$29,063.9

Loans and leases in the “1 to 3” category are expected to exhibit minimal to modest probabilities of default and are characterized by borrowers having the strongest financial qualities, including above average financial flexibility, cash flows and capital levels. Borrowers assigned these ratings are anticipated to experience very little to moderate financial pressure in adverse down cycle scenarios. As a result of these characteristics, borrowers within this category exhibit a minimal to modest likelihood of loss.

Loans and leases in the “4 to 5” category are expected to exhibit moderate to acceptable probabilities of default and are characterized by borrowers with less financial flexibility than those in the “1 to 3” category. Cash flows and capital levels are generally sufficient to allow for borrowers to meet current requirements, but have reduced cushion in adverse down cycle scenarios. As a result of these characteristics, borrowers within this category exhibit a moderate likelihood of loss.

Loans and leases in the watch list category have elevated credit risk profiles that are monitored through internal watch lists, and consist of credits with borrower ratings of “6 to 9”. These credits, which include all nonperforming credits, are expected to exhibit minimally acceptable probabilities of default, elevated risk of default, or are currently in default. Borrowers associated with these risk profiles that are not currently in default have limited financial flexibility. Cash flows and capital levels range from acceptable to potentially insufficient to meet current requirements, particularly in adverse down cycle scenarios. As a result of these characteristics, borrowers in this category exhibit an elevated to probable likelihood of loss.

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the other real estate owned and total nonperforming asset balances, as of December 31, 2012 and 2011.

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2012
Commercial
Commercial and Institutional	$7,433.4	$6.4	$5.5	$1.6	$7,446.9	$21.6	$7,468.5
Commercial Real Estate	2,782.0	6.9	13.1	1.4	2,803.4	56.4	2,859.8
Lease Financing, net	1,035.0	–	–	–	1,035.0	–	1,035.0
Non-U.S.	1,192.3	–	–	–	1,192.3	–	1,192.3
Other	341.6	–	–	–	341.6	–	341.6

Total Commercial	12,784.3	13.3	18.6	3.0	12,819.2	78.0	12,897.2

Personal
Residential Real Estate	10,096.3	68.1	25.7	10.5	10,200.6	174.6	10,375.2
Private Client	6,091.3	14.8	16.3	5.5	6,127.9	2.2	6,130.1
Other	102.0	–	–	–	102.0	–	102.0

Total Personal	16,289.6	82.9	42.0	16.0	16,430.5	176.8	16,607.3

Total Loans and Leases	$29,073.9	$96.2	$60.6	$19.0	$29,249.7	$254.8	$29,504.5

			Other Real Estate Owned			$20.3

			Total Nonperforming Assets			$275.1

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2011
Commercial
Commercial and Institutional	$6,869.2	$15.0	$2.7	$0.5	$6,887.4	$31.3	$6,918.7
Commercial Real Estate	2,878.2	10.8	10.3	2.9	2,902.2	79.5	2,981.7
Lease Financing, net	978.8	–	–	–	978.8	–	978.8
Non-U.S.	1,057.5	–	–	–	1,057.5	–	1,057.5
Other	417.6	–	–	–	417.6	–	417.6

Total Commercial	12,201.3	25.8	13.0	3.4	12,243.5	110.8	12,354.3

Personal
Residential Real Estate	10,428.0	67.7	27.6	8.0	10,531.3	177.6	10,708.9
Private Client	5,623.0	15.7	5.7	1.7	5,646.1	5.3	5,651.4
Other	349.3	–	–	–	349.3	–	349.3

Total Personal	16,400.3	83.4	33.3	9.7	16,526.7	182.9	16,709.6

Total Loans and Leases	$28,601.6	$109.2	$46.3	$13.1	$28,770.2	$293.7	$29,063.9

			Other Real Estate Owned			$21.2

			Total Nonperforming Assets			$314.9

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2012			AS OF DECEMBER 31, 2011
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance
Commercial and Institutional	$15.1	$19.3	$–	$21.4	$24.0	$–
Commercial Real Estate	64.9	76.9	–	46.5	68.0	–
Lease Financing, net	4.6	4.6	–	–	–	–
Residential Real Estate	131.3	165.7	–	134.4	162.6	–
Private Client	0.8	1.0	–	1.6	1.9	–
With a related specific allowance
Commercial and Institutional	8.1	10.2	2.8	11.9	20.5	8.8
Commercial Real Estate	32.3	33.8	8.2	41.4	50.1	14.1
Residential Real Estate	11.8	13.0	6.1	18.9	26.2	8.9
Private Client	0.9	0.9	0.9	3.3	3.6	1.0
Total
Commercial	125.0	144.8	11.0	121.2	162.6	22.9
Personal	144.8	180.6	7.0	158.2	194.3	9.9

Total	$269.8	$325.4	$18.0	$279.4	$356.9	$32.8

	YEAR ENDED DECEMBER 31, 2012		YEAR ENDED DECEMBER 31, 2011
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance
Commercial and Institutional	$22.7	$0.1	$18.3	$0.1
Commercial Real Estate	51.6	1.2	33.0	0.5
Lease Financing, net	3.8	–	–	–
Residential Real Estate	117.3	0.8	111.8	2.1
Private Client	1.6	–	2.2	–
With a related specific allowance
Commercial and Institutional	6.9	–	23.6	–
Commercial Real Estate	23.3	–	59.8	–
Residential Real Estate	14.3	–	9.7	–
Private Client	1.0	–	2.0	–
Total
Commercial	108.3	1.3	134.7	0.6
Personal	134.2	0.8	125.7	2.1

Total	$242.5	$2.1	$260.4	$2.7

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Interest income that would have been recorded on nonperforming loans in accordance with their original terms totaled approximately $11.6 million in 2012, $15.4 million in 2011, and $16.0 million in 2010.

There were $2.1 million and $9.7 million of combined unfunded loan commitments and standby letters of credit at December 31, 2012 and 2011, respectively, issued to borrowers whose loans were classified as nonperforming or impaired.

Troubled Debt Restructurings. As of December 31, 2012 and 2011, there were $49.8 million and $72.2 million, respectively, of nonperforming TDRs and $74.7 million and $41.1 million, respectively, of performing TDRs, included within impaired loans.

The following tables provide, by segment and class, the number of loans and leases modified in TDRs during the years ended December 31, 2012 and 2011, and the recorded investments and unpaid principal balances as of December 31, 2012 and 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2012 Commercial
Commercial and Institutional	3	$0.6	$1.2
Commercial Real Estate	13	36.6	39.2
Lease Financing, net	1	4.7	4.7

Total Commercial	17	41.9	45.1

Personal
Residential Real Estate	116	15.9	22.0
Private Client	1	0.8	0.8

Total Personal	117	16.7	22.8

Total Loans and Leases	134	$58.6	$67.9

Note: Period end balances reflect all paydowns and charge-offs during the year.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2011 Commercial
Commercial and Institutional	6	$10.4	$12.1
Commercial Real Estate	16	34.0	42.6

Total Commercial	22	44.4	54.7

Personal
Residential Real Estate	148	32.6	40.4
Private Client	1	–	–

Total Personal	149	32.6	40.4

Total Loans and Leases	171	$77.0	$95.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

TDR modifications primarily involve interest rate concessions, extensions of term, deferrals of principal, and other modifications. Other modifications typically reflect other nonstandard terms which Northern Trust would not offer in non-troubled situations. During the year ended December 31, 2012, TDR modifications of loans within the commercial and institutional class were primarily extensions of term and deferrals of principal; modifications of commercial real estate loans, leases and private client loans were primarily deferrals of principal, extensions of term and other modifications; and modifications of residential real estate loans were primarily interest rate concessions, deferrals of principal and extensions of term.

There were 3 residential real estate loans modified in troubled debt restructurings during the previous 12 months which subsequently became nonperforming during the year ended December 31, 2012. The total recorded investment and unpaid principal balance of these loans were $128.1 thousand and $129.3 thousand, respectively.

The following table provides, by segment and class, the number of loans and leases which had both become nonperforming during the year ended December 31, 2011, and been modified in the proceeding 12-month period, as well as their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	1	$–	$0.4

Total Commercial	1	–	0.4

Personal
Residential Real Estate	8	2.1	2.6
Private Client	1	0.8	1.1

Total Personal	9	2.9	3.7

Total Loans and Leases	10	$2.9	$4.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

All loans and leases modified in troubled debt restructurings are evaluated for impairment. The nature and extent of impairment of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for credit losses.